Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 15 – RELATED PARTY TRANSACTIONS

The Company’s Chief Executive Officer (“CEO”) shares the use of the leased office space for personal living quarters. The CEO reimburses the Company for 50% of the monthly rent, or $2,800 per month.

As of June 30, 2020, the Company owes the CEO $39,904 for expenses the CEO incurred on behalf of the Company.

See Notes 8 and 11 for additional related party transactions.

NOTE 15 – RELATED PARTY TRANSACTIONS

The Company’s Chief Executive Officer shares the use of the leased office space for personal living quarters. The CEO reimburses the Company for 50% of the monthly rent, or $2,700 per month.

As of December 31, 2019, the Company owes the CEO $25,349 for expenses the CEO incurred on behalf of the Company. This loan is non-interest bearing and due on demand.

From time to time the Company sends money to Golden Gate Capital (“GGCP”), a company owned by our CEO, for the advances of certain expenses and to be deposited into the bank account of Kannalife. Due to the timing of the funds transferred and expenses incurred, at times, there remains a balance due from GGCP. As of December 31, 2019, $0 is due from GGCP.

See Notes 8, 11 and 14 for additional related party transactions.